Finance Receivables Held for Sale	12 Months Ended
Dec. 31, 2015
Receivables Held-for-sale [Abstract]
Finance Receivables Held for Sale
Finance Receivables Held for Sale

We report finance receivables held for sale of $793 million at December 31, 2015 and $202 million at December 31, 2014, which are carried at the lower of cost or fair value. At December 31, 2015, the fair value of our finance receivables held for sale exceeded the cost. At December 31, 2014, we marked our real estate loans held for sale to fair value and recorded impairments of $7 million. We used the aggregate basis to determine the lower of cost or fair value of finance receivables held for sale. We also separately present the interest income on our finance receivables held for sale as interest income on finance receivables held for sale originated as held for investment on our consolidated statements of operations, which totaled $60 million in 2015 and $61 million in 2014.

On September 30, 2015, we transferred $608 million of personal loans (after deducting allowance for finance receivable losses) from held for investment to held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future. See Note 2 for further information on this transfer.

During 2014, we transferred $6.6 billion of real estate loans (after deducting allowance for finance receivable losses) from held for investment to held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future. In 2014, we sold finance receivables held for sale totaling $6.4 billion and recorded a net gain of $626 million. At December 31, 2015 and 2014, the remaining holdback provision relating to these real estate sales totaled $5 million and $64 million, respectively.

During 2013, we transferred $18 million of finance receivables (after deducting allowance for finance receivable losses) from held for investment to held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future. In 2013, we sold finance receivables held for sale totaling $18 million and recorded a loss in other revenues at the time of sale of $2 million.

We did not have any transfer activity from finance receivables held for sale to finance receivables held for investment during 2015, 2014 or 2013.